August 24, 2009

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:	Post-Effective Amendment No. 13
Protective Life Insurance Company
Protective Variable Annuity Separate Account
(File No. 333-113070)
(File No. 811-8108)

Commissioners:

On behalf of Protective Life Insurance Company and Protective Variable Annuity Separate Account, we are hereby electronically transmitting for filing under the Securities Act of 1933, as amended, Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 for certain individual and flexible premium deferred variable annuity contracts (the “Amendment”).  The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended, (1) to add subaccounts as investment options under the contracts, (2) to close subaccounts to contracts purchased on or after November 2, 2009, and (3) to make available four asset allocation portfolios under the contracts, and (4) revise certain policies relating to sales charges for the contracts.

If you have any questions regarding this letter or the enclosed Post-Effective Amendment No. 13, please contact the undersigned at (205) 268-3581.

Sincerely,

/s/ Max Berueffy

Max Berueffy
Senior Associate Counsel

Enclosure

90079

cc:                                 Elisabeth Bentzinger